CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details 6) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012
Adjusted for:
Non-controlling deficit	6.3	7.9
Reorganization value to be allocated to assets	978.8	1,040.1
Less amounts allocated to the value of:
Total current assets	299.5	357.4
Property, plant and equipment	611.60	614.10
Other assets	11.00	11.90
Reorganization value not allocated (goodwill)	56.70	56.70
Fresh Start Accounting Adjustments [Member]
Enterprise value of the Successor company, including net redundant assets and other adjustments	392.9	496.7
Adjusted for:
Non-controlling deficit		41.2
Non-interest bearing liabilities		535.5
Reorganization value to be allocated to assets		316.5
Less amounts allocated to the value of:
Total current assets		4.9
Property, plant and equipment		257.47
Other assets		0
Reorganization value not allocated (goodwill)		56.77